S000051302 [Member] Annual Fund Operating Expenses - AB Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.80%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.54%	[2]
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.54%	[2]
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.03%
Component3 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.54%	[2]

[1]	The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Fund until January 31, 2027 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.77%, 1.52%, 0.52% and 0.52% of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class Z shares (“expense limitations”). The expense limitations will remain in effect until January 31, 2027 and may only be terminated or changed with the consent of the Fund’s Board of Directors. In addition, the agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period.
[2]	If interest expense were excluded, net expenses would be as follows: Class A Class C Advisor Class Class Z 0.77% 1.52% 0.52% 0.51%